Segment Information (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Interest expense and other	$ 22.1	$ 22.9	$ 25.7
Reinsurance [Member]
Segment Reporting Information [Line Items]
Interest expense and other			25.7
Syndicate 1200 [Member]
Segment Reporting Information [Line Items]
Assets associated with trade capital providers	$ 546.4	$ 651.8